Goodwill & Intangible Assets - Schedule of Composition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition [Line Items]
Cost Balance at beginning of year	$ 14,175	$ 20,486	$ 21,055
Cost Additions during the year
Cost Impairment during the year		(6,311)	(569)
Cost Balance at end of year	14,175	14,175	20,486
Accumulated amortization Balance at beginning of year	8,671	5,173	3,044
Accumulated amortization Additions during the year	575	818	1,676
Accumulated amortization Impairment during the year		2,680	453
Accumulated amortization Balance at end of year	9,246	8,671	5,173
Accumulated amortization Amortized balance	4,929	5,504	15,313
Technologies [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	6,055	6,055	6,055
Cost Additions during the year
Cost Impairment during the year
Cost Balance at end of year	6,055	6,055	6,055
Accumulated amortization Balance at beginning of year	4,778	3,900	2,665
Accumulated amortization Additions during the year	552	573	1,145
Accumulated amortization Impairment during the year		305	90
Accumulated amortization Balance at end of year	5,330	4,778	3,900
Accumulated amortization Amortized balance	725	1,277	2,155
Customer relations [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	4,002	4,002	4,002
Cost Additions during the year
Cost Impairment during the year
Cost Balance at end of year	4,002	4,002	4,002
Accumulated amortization Balance at beginning of year	3,893	1,273	379
Accumulated amortization Additions during the year	23	245	531
Accumulated amortization Impairment during the year		2,375	363
Accumulated amortization Balance at end of year	3,916	3,893	1,273
Accumulated amortization Amortized balance	86	109	2,729
Goodwill [Member]
Schedule of Composition [Line Items]
Cost Balance at beginning of year	4,118	10,429	10,998
Cost Additions during the year
Cost Impairment during the year		(6,311)	(569)
Cost Balance at end of year	4,118	4,118	10,429
Accumulated amortization Balance at beginning of year
Accumulated amortization Additions during the year
Accumulated amortization Impairment during the year
Accumulated amortization Balance at end of year
Accumulated amortization Amortized balance	$ 4,118	$ 4,118	$ 10,429